Significant event – Gulf of Mexico oil spill - Narrative (Details) $ in Millions		12 Months Ended			93 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) state	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation		$ 7,180	$ (2,295)	$ (9,571)
Production and manufacturing expenses	[1]	24,229	29,077	37,040
Finance costs	[1]	2,074	1,675	1,347
Tax charge related to US Federal Corporate tax rate changes		859
Cash outflow in operating activities		(18,931)	(10,691)	(19,133)
Gulf of Mexico Oil Spill
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation		(3,180)	(7,134)	(11,956)	$ (65,765)
Production and manufacturing expenses		2,687	6,640	11,709
Finance costs		493	$ 494	247	1,465
Tax charge related to US Federal Corporate tax rate changes		3,012
Number of gulf coast states approved by the federal district court included in the agreements (state) | state			5
Total determinations for relevant claims		14,200			14,200
Total amounts paid for relevant claims		11,200
Impact on net cash provided by operating activities on a pre-tax basis		5,336	$ 7,105	1,145
Cash outflow in operating activities		5,167	$ 6,892	$ 1,130
Gulf of Mexico Oil Spill | Natural Resource Damages
Disclosure Of Condensed Financial Statements [Line Items]
Other payables		5,556			5,556
Gulf of Mexico Oil Spill | State Claims
Disclosure Of Condensed Financial Statements [Line Items]
Other payables		2,841			2,841
Gulf of Mexico Oil Spill | Clean Water Act Penalties
Disclosure Of Condensed Financial Statements [Line Items]
Other payables		4,047			4,047
Gulf of Mexico Oil Spill | Litigation and Claims, Criminal Claims
Disclosure Of Condensed Financial Statements [Line Items]
Other payables		$ 1,209			$ 1,209

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.